Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43214
Entity Registrant Name	CYABRA, INC.
Entity Central Index Key	0002032341
Entity Tax Identification Number	99-4210757
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13 Gershon Shatz
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6997543
City Area Code	972
Local Phone Number	54-768-8642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CYAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false